ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
Accrued professional service fees	$ 81,388	$ 155,356
Other	14,276	25,038
Accrued liabilities and other payables	$ 95,664	$ 180,394